Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Miscellaneous Noncurrent Liabilities [Abstract]
Employee Long-Term Incentives	$ 39	$ 43
Pension and Other Post-Employment Benefit Plan	74	62
Onerous Contract Provisions	80	37
Other	38	31
Other Liabilities	$ 231	$ 173